Accruals and Other Current Liabilities - Schedule of Accruals and Other Current Liabilities (Parenthetical) (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Security deposits from third parties	¥ 587.0	¥ 36.0